Auditors' remuneration	12 Months Ended
Dec. 31, 2024
Auditor's remuneration [abstract]
Auditors' remuneration	38 Auditors’ remuneration
Group auditors’ remuneration(a)

	2024 US$m	2023 US$m	2022 US$m
Audit of the Group	20.7	19.1	17.3
Audit of subsidiaries	7.4	7.5	8.4
Total audit	28.1	26.6	25.7
Audit-related assurance service	1.7	1.1	1.0
Other assurance services(b)	3.5	3.0	2.3
Total assurance services	5.2	4.1	3.3
Tax compliance	–	–	–
Other non-audit services not covered above	0.2	0.1	0.3
Total non-audit services	5.4	4.2	3.6
Total Group auditors’ remuneration	33.5	30.8	29.3

Group auditors’ remuneration as required to be categorised under SEC regulations
Audit fees	30.0	27.7	27.0
Audit-related fees	3.3	3.0	2.0
Tax fees	–	–	–
All other fees	0.2	0.1	0.3
Total Group auditors’ remuneration	33.5	30.8	29.3

Audit fees payable to other accounting firms
Audit of the financial statements of the Group’s subsidiaries	0.3	0.3	0.2
Fees in respect of pension scheme audits	0.1	0.1	0.1
Total audit fees payable to other accounting firms	0.4	0.4	0.3
(a)The remuneration payable to KPMG, the Group auditors, is approved by the Audit & Risk Committee. The Committee sets the policy for the award of non-audit work to the auditors and approves the nature and extent of such work, and the amount of the related fees, to ensure that independence is maintained. The fees disclosed above consolidate all payments, including overruns, made to member firms of KPMG by the companies and their subsidiaries, along with fees in respect of joint operations paid for by the Group. Non-audit services arise largely from assurance and regulation related work.
(b)Other assurance services relates to the review of non-statutory financial information including sustainability reporting.